Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investing activities
Additions to newbuildings, related party amount	$ 116,445	$ 0	$ 0
Purchase of vessels and equipment, related party amount	286,894	0	0
Financing activities
Proceeds from long-term debt, related party amount	62,975	0	0
Repayment of long-term debt, related party amount	413,600	0	124,400
Repayment of finance leases, related party amount	$ 32,237	$ 47,181	$ 0